Postretirement Plans (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Postretirement Benefit Plans [Line Items]
Deferred actuarial gains in accumulated other comprehensive income	$ (1,628)
Gains that will be amortized into earnings in 2016	(182)
Postretirement Plans [Member]
Postretirement Benefit Plans [Line Items]
Deferred actuarial gains in accumulated other comprehensive income	154
Gains that will be amortized into earnings in 2016	$ 21
Discount rates used in measuring benefit obligations	3.80%	3.75%	4.00%
Health care cost trend rate assumed for next year	6.50%	6.50%
Ultimate health care cost trend rate over subsequent 3 years	5.00%	5.00%
Health care cost trend rate, year	2019	2018
Future health care benefit payments, 2016	$ 20
Future health care benefit payments, 2017	20
Future health care benefit payments, 2018	20
Future health care benefit payments, 2019	20
Future health care beneift payments, 2020	20
Total future health care benefit payments, 2021 - 2025	$ 77